Condensed Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Nov. 16, 2012	Dec. 31, 2011
Net loss before non-controlling interests	$ (30,102)	$ (124,513)
Net loss	(30,102)	(124,513)
Other comprehensive (loss) income, net of tax effects:
Foreign currency translation adjustment	928	(8,558)
Total other comprehensive (loss) income	928	(8,558)
Comprehensive loss before non-controlling interests	(29,174)	(133,071)
Comprehensive (loss) income	(29,174)	(133,071)
Predecessor [Member]
Net loss before non-controlling interests			(154,836)	(62,405)
Net loss			(153,517)	(68,546)
Other comprehensive (loss) income, net of tax effects:
Foreign currency translation adjustment			708	(1,734)
Change in fair value of interest rate swap agreement			318	563
Total other comprehensive (loss) income			1,026	(1,171)
Comprehensive loss before non-controlling interests			(153,810)	(63,576)
Comprehensive (loss) income attributable to non-controlling interests			(1,319)	6,141
Comprehensive (loss) income			$ (152,491)	$ (69,717)